Commitments and contingencies - Disclosure of detailed information about commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	$ 1,467	$ 2,478
Long-term incentive plan (cash-settled awards)	1,547	1,714
Corporate office leases	501	627
Total	3,515	$ 4,819
Within 1 year [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	1,467
Long-term incentive plan (cash-settled awards)	1,069
Corporate office leases	132
Total	2,668
1-5 years [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	0
Long-term incentive plan (cash-settled awards)	478
Corporate office leases	369
Total	847
Over 5 years [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	0
Long-term incentive plan (cash-settled awards)	0
Corporate office leases	0
Total	$ 0